CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF INCOME
Revenues	$ 4,293.8	$ 4,181.0	$ 4,125.1
Employee costs	698.2	696.6	706.2
Purchase of goods and services	1,712.7	1,703.0	1,753.1
Depreciation and amortization	751.2	753.3	739.9
Financial expenses	282.9	291.5	294.3
Loss on valuation and translation of financial instruments	0.8	0.9	2.4
Restructuring of operations, litigation and other items	28.6	29.1	17.5
Gain on sale of spectrum licences			(330.9)
Impairment of goodwill and intangible assets			43.8
Loss on debt refinancing			15.6
Income before income taxes	819.4	706.6	883.2
Income taxes:
Current	107.0	154.9	8.8
Deferred	108.5	12.6	132.2
Income taxes	215.5	167.5	141.0
Income from continuing operations	603.9	539.1	742.2
Income from discontinued operations	97.5	3.8	18.2
Net income	701.4	542.9	760.4
Income from continuing operations attributable to
Shareholders	598.4	536.5	747.1
Non-controlling interests	5.5	2.6	(4.9)
Net income attributable to
Shareholders	695.9	540.3	765.3
Non-controlling interests	$ 5.5	$ 2.6	$ (4.9)